Annual Operating Expenses {- Fidelity Europe Fund} - 10.31 Fidelity Europe Fund - AMCIZ PRO-12 - Fidelity Europe Fund	Dec. 30, 2020
Fidelity Advisor Europe Fund: Class A
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.31%
Total annual operating expenses	1.34%
Fidelity Advisor Europe Fund: Class M
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.37%
Total annual operating expenses	1.65%
Fidelity Advisor Europe Fund: Class C
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.37%
Total annual operating expenses	2.15%
Fidelity Advisor Europe Fund: Class I
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	1.00%
Fidelity Advisor Europe Fund: Class Z
Operating Expenses:
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.91%